Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026		Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 7,639		$ 6,723
Provision for credit losses		1,177	[1]	1,180	[2]
Net write-offs		(949)		(954)
Other, including foreign currency adjustment		(695)		116
Provision for credit losses
Balance at end of year		7,172		7,065
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		7,463	[3]	6,536
Provision for credit losses
Balance at end of year		7,002	[4]	6,857	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]	1		1
Provision for credit losses
Balance at end of year	[6]			1
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]	175		186
Provision for credit losses
Balance at end of year	[7]	170		207
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,460		1,208
Provision for credit losses		69	[1]	64	[2]
Net write-offs		(27)		(16)
Other, including foreign currency adjustment		(63)		24
Provision for credit losses
Remeasurement	[8]	71		67
Newly originated or purchased financial assets		11		12
Derecognition of financial assets and maturities		(13)		(8)
Changes in models and methodologies		0		(7)
Gross write-offs		(34)		(24)
Recoveries		7		8
Foreign exchange and other movements	[9]	(63)		24
Balance at end of year		1,439		1,280
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,460
Provision for credit losses
Balance at end of year		1,439		1,280
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,432		2,319
Provision for credit losses		468	[1]	548	[2]
Net write-offs		(419)		(485)
Other, including foreign currency adjustment		(265)		44
Provision for credit losses
Remeasurement	[8]	439		507
Newly originated or purchased financial assets		82		101
Derecognition of financial assets and maturities		(53)		(64)
Changes in models and methodologies				4
Gross write-offs		(489)		(558)
Recoveries		70		73
Foreign exchange and other movements	[9]	(265)		44
Balance at end of year		2,216		2,426
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,432
Provision for credit losses
Balance at end of year		2,216		2,426
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,355		1,160
Provision for credit losses		351	[1]	325	[2]
Net write-offs		(316)		(331)
Other, including foreign currency adjustment		(175)		31
Provision for credit losses
Remeasurement	[8]	343		326
Newly originated or purchased financial assets		21		32
Derecognition of financial assets and maturities		(13)		(24)
Changes in models and methodologies				(9)
Gross write-offs		(375)		(373)
Recoveries		59		42
Foreign exchange and other movements	[9]	(175)		31
Balance at end of year		1,215		1,185
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,355
Provision for credit losses
Balance at end of year		1,215		1,185
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		5,247		4,687
Provision for credit losses
Remeasurement	[8]	853		900
Newly originated or purchased financial assets		114		145
Derecognition of financial assets and maturities		(79)		(96)
Changes in models and methodologies				(12)
Gross write-offs		(898)		(955)
Recoveries		136		123
Foreign exchange and other movements	[9]	(503)		99
Balance at end of year		4,870		4,891
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,392		2,036
Provision for credit losses		289	[1]	243	[2]
Net write-offs		(187)		(122)
Other, including foreign currency adjustment		(192)		17
Provision for credit losses
Remeasurement	[8]	319		235
Newly originated or purchased financial assets		333		358
Derecognition of financial assets and maturities		(362)		(350)
Gross write-offs		(198)		(140)
Recoveries		11		18
Foreign exchange and other movements	[9]	(192)		17
Balance at end of period including off-balance sheet exposures		2,302		2,173
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(170)		(207)
Balance at end of year		2,302		2,174
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,391		2,035
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	2,132		1,966
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,216
Provision for credit losses
Balance at end of year		2,132		1,966
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	1,860
Provision for credit losses
Balance at end of year		1,634	[4]	1,623	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		196		165
Provision for credit losses
Remeasurement	[8]	(62)		(58)
Newly originated or purchased financial assets		11		12
Derecognition of financial assets and maturities		(2)		(2)
Changes in models and methodologies				(2)
Transfer to (from)stage 1		68		53
Transfer to (from)stage 2		(10)		(10)
Foreign exchange and other movements	[9]	(7)		2
Balance at end of year		194		160
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		196
Provision for credit losses
Balance at end of year		194		160
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		613		544
Provision for credit losses
Remeasurement	[8]	(163)		(162)
Newly originated or purchased financial assets		82		101
Derecognition of financial assets and maturities		(21)		(23)
Changes in models and methodologies				(7)
Transfer to (from)stage 1		152		150
Transfer to (from)stage 2		(40)		(58)
Transfer to (from)stage 3		(1)		(2)
Foreign exchange and other movements	[9]	(87)		11
Balance at end of year		535		554
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		613
Provision for credit losses
Balance at end of year		535		554
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		338		288
Provision for credit losses
Remeasurement	[8]	(72)		(81)
Newly originated or purchased financial assets		21		32
Derecognition of financial assets and maturities		(8)		(13)
Changes in models and methodologies				(2)
Transfer to (from)stage 1		80		88
Transfer to (from)stage 2		(27)		(27)
Foreign exchange and other movements	[9]	(75)		10
Balance at end of year		257		295
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		338
Provision for credit losses
Balance at end of year		257		295
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,147		997
Provision for credit losses
Remeasurement	[8]	(297)		(301)
Newly originated or purchased financial assets		114		145
Derecognition of financial assets and maturities		(31)		(38)
Changes in models and methodologies				(11)
Transfer to (from)stage 1		300		291
Transfer to (from)stage 2		(77)		(95)
Transfer to (from)stage 3		(1)		(2)
Foreign exchange and other movements	[9]	(169)		23
Balance at end of year		986		1,009
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(55)		(11)
Newly originated or purchased financial assets		333		358
Derecognition of financial assets and maturities		(298)		(315)
Transfer to (from)stage 1		26		25
Transfer to (from)stage 2		(19)		(22)
Transfer to (from)stage 3				(1)
Foreign exchange and other movements	[9]	(57)		17
Balance at end of period including off-balance sheet exposures		784		790
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(136)		(176)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		854		739
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	648		614
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		713
Provision for credit losses
Balance at end of year		648		614
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	3,262
Provision for credit losses
Balance at end of year		3,081	[4]	3,044	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		424		398
Provision for credit losses
Remeasurement	[8]	43		36
Derecognition of financial assets and maturities		(11)		(6)
Changes in models and methodologies				(14)
Transfer to (from)stage 1		(58)		(43)
Transfer to (from)stage 2		64		55
Transfer to (from)stage 3		(26)		(25)
Foreign exchange and other movements	[9]	(25)		8
Balance at end of year		411		409
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		424
Provision for credit losses
Balance at end of year		411		409
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,215		1,154
Provision for credit losses
Remeasurement	[8]	228		279
Derecognition of financial assets and maturities		(32)		(41)
Changes in models and methodologies				3
Transfer to (from)stage 1		(149)		(146)
Transfer to (from)stage 2		66		85
Transfer to (from)stage 3		(117)		(124)
Foreign exchange and other movements	[9]	(100)		15
Balance at end of year		1,111		1,225
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,215
Provision for credit losses
Balance at end of year		1,111		1,225
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,017		872
Provision for credit losses
Remeasurement	[8]	197		168
Derecognition of financial assets and maturities		(5)		(11)
Changes in models and methodologies				(7)
Transfer to (from)stage 1		(80)		(88)
Transfer to (from)stage 2		27		27
Transfer to (from)stage 3		(98)		(88)
Foreign exchange and other movements	[9]	(100)		17
Balance at end of year		958		890
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,017
Provision for credit losses
Balance at end of year		958		890
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,656		2,424
Provision for credit losses
Remeasurement	[8]	468		483
Derecognition of financial assets and maturities		(48)		(58)
Changes in models and methodologies				(18)
Transfer to (from)stage 1		(287)		(277)
Transfer to (from)stage 2		157		167
Transfer to (from)stage 3		(241)		(237)
Foreign exchange and other movements	[9]	(225)		40
Balance at end of year		2,480		2,524
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	114		67
Derecognition of financial assets and maturities		(61)		(27)
Transfer to (from)stage 1		(26)		(25)
Transfer to (from)stage 2		19		23
Transfer to (from)stage 3		(15)		(5)
Foreign exchange and other movements	[9]	(36)		10
Balance at end of period including off-balance sheet exposures		635		551
Less: Allowance for credits losses on off-balance sheet exposures	[7]	(34)		(31)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		640		508
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	601		520
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		606
Provision for credit losses
Balance at end of year		601		520
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	2,341
Provision for credit losses
Balance at end of year		2,287	[4]	2,190	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		840		645
Provision for credit losses
Remeasurement	[8]	90		89
Changes in models and methodologies				9
Transfer to (from)stage 1		(10)		(10)
Transfer to (from)stage 2		(54)		(45)
Transfer to (from)stage 3		26		25
Gross write-offs		(34)		(24)
Recoveries		7		8
Foreign exchange and other movements	[9]	(31)		14
Balance at end of year		834		711
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		840
Provision for credit losses
Balance at end of year		834		711
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		604		621
Provision for credit losses
Remeasurement	[8]	374		390
Changes in models and methodologies				8
Transfer to (from)stage 1		(3)		(4)
Transfer to (from)stage 2		(26)		(27)
Transfer to (from)stage 3		118		126
Gross write-offs		(489)		(558)
Recoveries		70		73
Foreign exchange and other movements	[9]	(78)		18
Balance at end of year		570		647
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		604
Provision for credit losses
Balance at end of year		570		647
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	218		239
Transfer to (from)stage 3		98		88
Gross write-offs		(375)		(373)
Recoveries		59		42
Foreign exchange and other movements	[9]			4
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,444		1,266
Provision for credit losses
Remeasurement	[8]	682		718
Changes in models and methodologies				17
Transfer to (from)stage 1		(13)		(14)
Transfer to (from)stage 2		(80)		(72)
Transfer to (from)stage 3		242		239
Gross write-offs		(898)		(955)
Recoveries		136		123
Foreign exchange and other movements	[9]	(109)		36
Balance at end of year		1,404		1,358
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	260		179
Derecognition of financial assets and maturities		(3)		(8)
Transfer to (from)stage 2				(1)
Transfer to (from)stage 3		15		6
Gross write-offs		(198)		(140)
Recoveries		11		18
Foreign exchange and other movements	[9]	(99)		(10)
Balance at end of period including off-balance sheet exposures		883		832
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		897		788
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	883		832
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		897
Provision for credit losses
Balance at end of year		$ 883		$ 832

[1]	Excludes amounts associated with other assets of $(1). The provision for credit losses, net of these amounts, is $1,176.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $1,162.
[3]	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $183 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $223 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[9]	Includes impact of divested operations.